Net investment in sublease	3 Months Ended
Mar. 31, 2021
Net investment in sublease
Net investment in sublease

7.Net investment in sublease

The Company entered into an agreement to sublease its office space in Los Angeles, USA, with effect from February 1, 2020. The Company has classified the sublease as a finance lease as the term of the sublease is for major part of the economic life of the right-of-use asset arising from the head lease. At the commencement date of the sublease, the Company derecognized the right-of-use asset relating to the head lease that it transferred to the sub-lessee and recognized the net investment in the sub-lease. The term of the sublease expires on August 21, 2021.

As at March 31, 2021 and December 31, 2020, the contractual undiscounted cash flows related to subleases were as follows:

			Present value of
	Future minimum		minimum lease
	lease payments		payments
March 31, 2021	receivable	Interest income	receivable
Less than one year	$25,000	$613	$24,387
Between one and five years	—	—	—
Net investment in sublease	$25,000	$613	$24,387

	Future		Present value
	minimum		of minimum
	lease		lease
	payments	Interest	payments
December 31, 2020	receivable	income	receivable
Less than one year	$40,000	$1,459	$38,541
Between one and five years	—	—	—
Net investment in sublease	$40,000	$1,459	$38,541